Accounts Receivable - Summary of Account Receivables, Net of Allowance for Doubtful Accounts (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Receivables [Abstract]
Accounts receivable	¥ 174,636		¥ 159,233
Less: allowance for doubtful accounts	(2,097)		(2,153)
Accounts receivable, net	¥ 172,539	$ 24,673	¥ 157,080